Condensed Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Aug. 29, 2015	Aug. 30, 2014
Condensed Consolidated Statements Of Income [Abstract]
Net sales	$ 609,895	$ 356,944
Cost of sales	346,824	275,843
Gross profit	263,071	81,101
Selling, general and administrative	42,963	39,938
Operating income	220,108	41,163
Other income (expense):
Interest income (expense)	27	(534)
Royalty income	606	572
Patronage dividends	0	237
Equity in income of affiliates	730	310
Other, net	(814)	1,038
Total other income	549	1,623
Income before income taxes and noncontrolling interest	220,657	42,786
Income tax expense	76,567	14,601
Net income before noncontrolling interest	144,090	28,185
Less: Net income attributable to noncontrolling interest	1,067	530
Net income attributable to Cal-Maine Foods, Inc.	$ 143,023	$ 27,655
Net income per common share attributable to Cal-Maine Foods, Inc.:
Basic	$ 2.97	$ 0.57
Diluted	2.95	0.57
Dividends per common share	$ 0.983	$ 0.191
Weighted average shares outstanding:
Basic	48,163	48,130
Diluted	48,498	48,399